Stock-Based Compensation and Employee Benefits - Schedule of Restricted Stock Unit Award During End of the Period (Detail) - RSUs [Member] - $ / shares	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Dec. 31, 2016
Unvested RSUs:
Shares, Granted	587,140	240,843	827,983
Shares, Vested			(4,948)
Shares, Forfeited			(2,626)
Balance at end of fiscal year	820,409		820,409
Shares, RSUs Expected to vest	769,352		769,352
Vested RSUs:
Shares,Vested			4,948
Balance at end of fiscal year	4,948		4,948
Weighted Average Grant Date Fair value per Share
Weighted Average Grant Date Fair value per Share, Granted	$ 25.68	$ 25.69	$ 25.69
Weighted Average Grant Date Fair value per Share, Vested			25.69
Weighted Average Grant Date Fair value per Share, Forfeited			25.69
Weighted Average Grant Date Fair value per Share,Ending Balance	25.69		25.69
Weighted Average Grant Date Fair value per Share, RSUs Expected to vest	25.69		25.69
Vested RSUs:
Weighted Average Grant Date Fair value per Share, Vested			25.69
Balance, end of period (per share)	$ 25.69		$ 25.69